SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Convertible note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	966,404	0
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	14,794,213	10,564,213
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	293,123	0